UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811- 5717

                 DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/03

                                         FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      Dreyfus

      Worldwide Dollar
      Money Market Fund, Inc.

      ANNUAL REPORT October 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            12   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Board Members Information

                            19   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                       Worldwide Dollar Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Worldwide Dollar Money Market Fund, Inc. covers the 12-month period from November 1, 2002, through October 31, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of money market
instruments    have    remained    near    historical    lows.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Worldwide Dollar Money Market Fund, Inc. perform during the period?

During the 12-month period ended October 31, 2003, the fund produced a yield of 0.61% . Taking into account the effects of compounding, the fund produced an effective yield of 0.62% .(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To   pursue   this  goal,  the  fund  invests  in  a  diversified  portfolio  of
high-quality,   short-term  debt  securities,  including  securities  issued  or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; dollar and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund's performance?

Rising geopolitical tensions, corporate scandals and a declining stock market had already contributed to widespread economic weakness by the time the Fed reduced short-term interest rates by 50 basis points in early November 2002. Despite some encouraging signs of recovery after the Fed's rate-cut, the U.S. gross domestic product ("GDP") grew by just 1.4% in the fourth quarter of 2002.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

During the opening months of 2003, hopes of a more sustainable economic rebound faded when the impending war in Iraq caused businesses and consumers to postpone spending. As a result, the U.S. economy failed to improve during the first quarter, growing again at 1.4%. However, after it became clear that major combat would be over quickly, investors became more optimistic, and yields rose at the
longer    end    of    the    curve.

The manufacturing sector began to show signs of sustainable improvement in May, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. The Fed, however, maintained its relatively cautious stance at its May meeting, saying economic risks were "weighted toward weakness over the foreseeable future."

Economic  indicators continued to improve in June, and the economy expanded at a
higher   than   expected  3.3%  annualized  rate  during  the  second  quarter.
Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, and most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate down another 25 basis points to 1%.

The ISM Manufacturing Index rose in July to a point that most analysts consider to be an indicator of economic expansion. In fact, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.


The economy continued to improve in August and September as it became clearer that business investment and consumer spending was rebounding and inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 7.2% annualized rate during the third quarter of 2003.

Economic indicators in October suggested that the economy continued to improve. Nonetheless, at its meeting in late October, the Fed chose to maintain its current monetary policy, saying that "the probability, though minor, of an unwelcome fall in inflation exceeds that of a rise in inflation from its already low level" and that "policy accommodation can be maintained for a considerable period."

What is the fund's current strategy?

The Fed' s recent comments suggest to us that short-term interest rates are likely to remain at current levels for the foreseeable future. While we generally have maintained the fund's weighted average maturity in a range we consider "neutral," this strategy allows us the flexibility to invest at the longer end of the yield curve should opportunities arise. We would consider adjusting our strategies as economic and market conditions evolve.

November 17, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.

                                                             The Fund

October 31, 2003

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--25.4%                                             Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Abbey National PLC (Yankee)

   1.06%, 2/18/2004                                                                          50,000,000  (a)          49,998,123

Bayerische Landesbank Girozentrale (Yankee)

   1.63%, 12/8/2003                                                                          25,000,000               25,032,111

Credit Lyonnais N.A. Inc. (Yankee)

   1.06%, 10/14/2004                                                                         40,000,000  (a)          39,995,215

HBOS Treasury Services PLC (London)

   1.04%, 1/16/2004                                                                          40,000,000               40,000,840

ING Bank N.V. (London)

   1.05%, 1/7/2004                                                                           45,000,000               45,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   1.07%, 12/17/2003                                                                         45,000,000               45,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $245,026,289)                                                                                               245,026,289
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--14.4%
-----------------------------------------------------------------------------------------------------------------------------------

FCAR Owner Trust

   1.09%, 2/12/2004                                                                          40,000,000               39,875,256

General Electric Capital Corp.

   1.12%, 4/9/2004                                                                           20,000,000               19,901,333

Lehman Brothers Holdings Inc.

   1.06%, 1/5/2004                                                                           40,000,000  (a)          40,000,000

UBS Finance Delaware LLC

   1.04%, 11/3/2003                                                                          40,000,000               39,997,689

TOTAL COMMERCIAL PAPER

   (cost $139,774,278)                                                                                               139,774,278
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--8.4%
-----------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Cos. Inc.

   1.13%, 4/15/2004                                                                          25,000,000  (a)          25,026,775

Merrill Lynch & Co. Inc.

   1.10%, 1/15/2004                                                                          31,000,000  (a)          31,014,849

Societe Generale N.A. Inc.

   1.06%, 2/13/2004                                                                          25,000,000  (a)          24,999,447

TOTAL CORPORATE NOTES

   (cost $81,041,071)                                                                                                 81,041,071
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--5.2%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.24%, 1/28/2004

   (cost $50,000,000)                                                                        50,000,000  (b)          50,000,000


                                                                                            Principal
SHORT-TERM BANK NOTES--6.7%                                                                Amount ($)                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

BNP Paribas

   1.06%, 6/16/2004                                                                          20,000,000  (a)          19,997,488

Wells Fargo Bank N.A.

   1.05%, 1/15/2004                                                                          45,000,000  (a)          45,000,000

TOTAL SHORT-TERM BANK NOTES

   (cost $64,997,488)                                                                                                 64,997,488
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--22.2%
-----------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

   1.06%, 7/14/2004                                                                          25,000,000               25,000,000

Federal Home Loan Mortgage Corporation,
   Discount Notes 1.07%, 12/15/2003                                                          75,000,000               74,901,917

Federal Home Loan Mortgage Corporation, Notes

   1.38%, 9/7/2004                                                                           25,000,000               25,000,000

Federal National Mortgage Association, Notes

   1.28%--1.42%, 9/3/2004--10/18/2004                                                        65,000,000               65,000,000

Student Loan Marketing Association, Notes

   1.01%, 7/21/2004                                                                          25,000,000               25,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $214,901,917)                                                                                               214,901,917
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--17.6%
-----------------------------------------------------------------------------------------------------------------------------------

Branch Banking & Trust Co. (Grand Cayman)

   1.03%, 11/3/2003                                                                          30,300,000               30,300,000

Danske Bank (Grand Cayman)

   1.03%, 11/3/2003                                                                          20,000,000               20,000,000

Nordea Bank Finland PLC (Grand Cayman)

   1.05%, 11/3/2003                                                                          40,000,000               40,000,000

Rabobank Nederland (Grand Cayman)

   1.03%, 11/3/2003                                                                          40,000,000               40,000,000

Regions Bank (Grand Cayman)

   1.03%, 11/3/2003                                                                          40,000,000               40,000,000

TOTAL TIME DEPOSITS

   (cost $170,300,000)                                                                                               170,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $966,041,043)                                                             99.9%              966,041,043

CASH AND RECEIVABLES (NET)                                                                          .1%                1,399,064

NET ASSETS                                                                                       100.0%              967,440,107

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  THIS NOTE WAS ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE OR
SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS ACQUIRED ON
5/28/03 AT A COST OF $50,000,000. AT OCTOBER 31, 2003, THE VALUE OF THIS
SECURITY WAS $50,000,000 REPRESENTING 5.2% OF NET ASSETS AND IS VALUED AT
AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           966,041,043   966,041,043

Cash                                                                  1,815,964

Interest receivable                                                   1,542,847

Prepaid expenses                                                         56,335

                                                                    969,456,189
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           593,584

Payable for shares of Common Stock redeemed                           1,084,834

Accrued expenses                                                        337,664

                                                                      2,016,082
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      967,440,107
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     967,440,442

Accumulated net realized gain (loss) on investments                       (335)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      967,440,107
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(25 billion shares of $.001 par value Common Stock authorized)      967,440,442

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended October 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     14,689,396

EXPENSES:

Management fee--Note 2(a)                                            5,349,965

Shareholder servicing costs--Note 2(b)                               3,079,933

Custodian fees                                                         109,035

Professional fees                                                       60,878

Prospectus and shareholders' reports                                    60,618

Registration fees                                                       36,186

Directors' fees and expenses--Note 2(c)                                 35,756

Miscellaneous                                                           16,910

TOTAL EXPENSES                                                       8,749,281

Less--reduction in management
  fee due to undertaking--Note 2(a)                                  (724,333)

NET EXPENSES                                                         8,024,948

INVESTMENT INCOME--NET                                               6,664,448
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (127)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,664,321

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                           -------------------------------------
                                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,664,448           20,662,421

Net realized gain (loss) from investments           (127)              216,327

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   6,664,321            20,878,748
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (6,664,448)         (20,662,421)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 941,290,330       4,312,466,959

Dividends reinvested                            6,382,864          19,234,209

Cost of shares redeemed                   (1,127,814,021)      (4,532,400,756)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (180,140,827)        (200,699,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS     (180,140,954)        (200,483,261)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,147,581,061        1,348,064,322

END OF PERIOD                                 967,440,107        1,147,581,061

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                         Year Ended October 31,
                                                          --------------------------------------------------------------------------
                                                          2003             2002             2001             2000             1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      1.00             1.00             1.00             1.00             1.00

Investment Operations:

Investment income--net                                     .006             .016             .044             .055             .046

Distributions:

Dividends from investment
   income--net                                            (.006)           (.016)           (.044)           (.055)           (.046)

Net asset value, end of period                            1.00             1.00             1.00             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                           .62             1.62             4.51             5.65             4.52
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                      .75              .75              .75              .75              .75

Ratio of net investment income
   to average net assets                                   .62             1.63             4.43             5.47             4.45

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                 .07              .07              .06              .12              .12
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                         967,440        1,147,581        1,348,064        1,309,541        1,528,030

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of the Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a
sales    charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments
represents    amortized    cost.    Under    the    terms

of the custody agreement, the fund received net earnings credits of $896 during the period ended October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At October 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $335 is available to be applied against future net securities profit, if any, realized subsequent to October 31, 2003. If not applied, $208 of the carryover expires in fiscal 2008 and $127 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2003 and October 31, 2002, respectively, were all ordinary income.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken from November 1, 2002 through October 31, 2003 to reduce the management fee paid by the fund, to the extent that, if the fund's aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .75 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $724,333 during the period ended October 31, 2003.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining share holder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2003, the fund was charged $1,588,500 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2003, the fund was charged $1,130,867 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $45,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. As a result of this change in the compensation arrangement aggregate fees paid to each Board member for the period ended October 31, 2003, were $4,661 as compared to $15,139 for the period ended October 31, 2002. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus Worldwide Dollar Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Worldwide Dollar Money Market Fund, Inc., including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Worldwide Dollar Money Market Fund, Inc. at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York

December 10, 2003



BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD    MEMBER    (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*  President  of  Alexander  & Associates,  Inc.,  a  management consulting firm
(January    1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (76)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

DAVID W. BURKE (67)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum; Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (69)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner of Chadbourne & Parke LLP, Partner

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
Fund

* Advisory Council Member to Barings Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* State Farm Mutual Automobile Association, Director

* State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 62 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE JANUARY 2003.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 85 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


                      For More Information

                        Dreyfus Worldwide Dollar Money Market Fund, Inc. 200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  762AR1003


ITEM 2.      CODE OF ETHICS.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board has determined that Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)  Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:   /s/Stephen E. Canter
      ____________________
      Stephen E. Canter
      President

Date:  December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/Stephen E. Canter
      ______________________
      Stephen E. Canter
      Chief Executive Officer

Date:  December 19, 2003

By:   /s/James Windels
      _______________________
      James Windels
      Chief Financial Officer

Date:  December 19, 2003

                                       EXHIBIT INDEX

      (a)(1) Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)




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